Retirement And Benefits	12 Months Ended
Dec. 31, 2011
Retirement And Benefits [Abstract]
Retirement And Benefits

NOTE 17 - RETIREMENT AND BENEFITS

Trustee Retirement Savings Plan - The Bank has a trustee retirement savings plan which provides retirement benefits to substantially all officers and employees who meet certain age and service requirements. The plan includes a "salary reduction" feature pursuant to Section 401(k) of the Internal Revenue Code. Under the plan and present policies, participants are permitted to contribute up to 15% of their annual compensation. At its discretion, the Bank can make matching contributions up to 4% of the participants' compensation, which was no longer continued in 2011. The Company charged $20 and $269,000 to earnings for the retirement savings plan in 2011 and 2010, respectively. In an effort to reduce expenses, the Bank made no contributions to employee 401(k) plans in 2011.

Directors Deferred Compensation Plan - The Company has a deferred compensation plan whereby directors may elect to defer the payment of their fees. Under the terms of the plan, the Company accrues an expense equal to the amount deferred plus an interest component based on the prime rate of interest at the beginning of each year. The Company has also purchased life insurance contracts on each of the participating directors. At December 31, 2011 and 2010, $518,000 and $1,029,000, respectively, of directors' fees were deferred and are included in other liabilities. In 2011, certain director participants relinquished the right to their deferred directors fees, which resulted in a reduction of accrued expenses of $563,000. The reversal of this portion of the liability is reflected in salaries and benefits in the statement of operations.

Salary Continuation Plan - The Company implemented a salary continuation plan for each of the executive officers of the Company and key officers of the Bank in April 2008. The Plan provides the participants with retirement benefits as well as benefits in the event of a change in control of the Company or disability of the participants. It also provides death benefits to the designated beneficiaries of the participants. Benefit amounts are based on 20% of the final projected salaries of the participants and the expense of the Plan is offset by the Bank-Owned Life Insurance (BOLI) in each participant. In 2011, the participants relinquished the right to their salary continuation plan, which resulted in a reduction of salary and employee benefits of $431,000.